Note 6 - Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Other Accrued Liabilities, Current		$ 1,334		$ 1,334	$ 1,001
Research and Development Expense	551	(398,000)	486	1,525	2,063
Engineering Services [Member]
Other Accrued Liabilities, Current					$ 398,000